CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.0008	$ 0.0008
Common stock, shares authorized	62,500,000	62,500,000
Common stock, shares issued	21,906,742	11,906,742
Common stock, shares outstanding	21,906,742	11,906,742